Leasing - Schedule of Operating Lease (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
Right-of-use assets	$ 206
Current	55
Noncurrent	152
Total lease liabilities	$ 207